Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Jun. 30, 2015
Offsetting of derivatives
Offsetting of derivatives
end of	6M15		2014
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	115.1	110.2	257.8	250.1
OTC	153.3	147.7	213.6	210.3
Exchange-traded	0.2	0.1	0.1	0.0
Interest rate products	268.6	258.0	471.5	460.4
OTC	61.2	73.8	86.9	99.0
Exchange-traded	0.1	0.2	0.1	0.2
Foreign exchange products	61.3	74.0	87.0	99.2
OTC	13.9	15.4	14.8	15.3
Exchange-traded	12.4	13.6	12.4	14.0
Equity/index-related products	26.3	29.0	27.2	29.3
OTC-cleared	5.6	5.5	6.3	6.1
OTC	15.1	14.3	20.0	19.5
Credit derivatives	20.7	19.8	26.3	25.6
OTC	3.4	2.7	8.6	8.7
Exchange-traded	0.0	0.0	0.4	0.4
Other products	3.4	2.7	9.0	9.1
OTC-cleared	120.7	115.7	264.1	256.2
OTC	246.9	253.9	343.9	352.8
Exchange-traded	12.7	13.9	13.0	14.6
Total gross derivatives subject to enforceable master netting agreements	380.3	383.5	621.0	623.6
Offsetting (CHF billion)
OTC-cleared	(118.9)	(115.4)	(261.7)	(255.8)
OTC	(225.4)	(236.2)	(316.7)	(326.4)
Exchange-traded	(11.9)	(13.0)	(11.9)	(13.1)
Offsetting	(356.2)	(364.6)	(590.3)	(595.3)
of which counterparty netting	(333.1)	(333.1)	(561.6)	(561.6)
of which cash collateral netting	(23.1)	(31.5)	(28.7)	(33.7)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	1.8	0.3	2.4	0.4
OTC	21.5	17.7	27.2	26.4
Exchange-traded	0.8	0.9	1.1	1.5
Total net derivatives subject to enforceable master netting agreements	24.1	18.9	30.7	28.3
Total derivatives not subject to enforceable master netting agreements [1]	7.3	7.9	8.8	9.1
Total net derivatives presented in the consolidated balance sheets	31.4	26.8	39.5	37.4
of which recorded in trading assets and trading liabilities	30.0	26.6	38.0	36.9
of which recorded in other assets and other liabilities	1.4	0.2	1.5	0.5
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	6M15				2014
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	101.2	(23.9)	77.3		119.3	(28.0)	91.3
Securities borrowing transactions	24.4	(6.0)	18.4		27.8	(6.9)	20.9
Total subject to enforceable master netting agreements	125.6	(29.9)	95.7		147.1	(34.9)	112.2
Total not subject to enforceable master netting agreements [1]	42.5	–	42.5		51.0	–	51.0
Total	168.1	(29.9)	138.2	[2]	198.1	(34.9)	163.2	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 80,636 million and CHF 104,283 million of the total net amount as of June 30, 2015 and December 31, 2014, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	6M15				2014
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	58.6	(27.5)	31.1		69.9	(31.9)	38.0
Securities lending transactions	9.2	(2.4)	6.8		10.8	(3.0)	7.8
Obligation to return securities received as collateral, at fair value	21.2	0.0	21.2		18.8	0.0	18.8
Total subject to enforceable master netting agreements	89.0	(29.9)	59.1		99.5	(34.9)	64.6
Total not subject to enforceable master netting agreements [1]	28.4	–	28.4		32.4	–	32.4
Total	117.4	(29.9)	87.5		131.9	(34.9)	97.0
of which securities sold under repurchase agreements and securities lending transactions	88.5	(29.9)	58.6	[2]	105.0	(34.9)	70.1	[2]
of which obligation to return securities received as collateral, at fair value	28.9	0.0	28.9		26.9	0.0	26.9
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 41,920 million and CHF 54,732 million of the total net amount as of June 30, 2015 and December 31, 2014, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
end of	6M15						2014
	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	24.1	5.8		0.2		18.1	30.7	6.5		0.1		24.1
Securities purchased under resale agreements	77.3	77.3		0.0		0.0	91.3	91.3		0.0		0.0
Securities borrowing transactions	18.4	18.0		0.0		0.4	20.9	20.3		0.0		0.6
Total financial assets subject to enforceable master netting agreements	119.8	101.1		0.2		18.5	142.9	118.1		0.1		24.7
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	18.9	3.4		0.0		15.5	28.3	8.5		0.0		19.8
Securities sold under repurchase agreements	31.1	31.1		0.0		0.0	38.0	38.0		0.0		0.0
Securities lending transactions	6.8	6.5		0.0		0.3	7.8	7.6		0.0		0.2
Obligation to return securities received as collateral, at fair value	21.2	20.3		0.0		0.9	18.8	18.1		0.0		0.7
Total financial liabilities subject to enforceable master netting agreements	78.0	61.3		0.0		16.7	92.9	72.2		0.0		20.7
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.